Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 28, 2013
DSM Small-Mid Cap Growth Fund | DSM Small-Mid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMMX